Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Line Items]
Equity instruments designated as FVTOCI	$ 0
Gain (loss) recognized on equity instruments transaction	0
Impairment loss	$ 0
Weighted average incremental borrowing rate	10.00%
Right-of-use assets		$ 557,000
Lease liabilities	$ 39,384,000
Operating lease commitments			$ 557,000
Change in deficit due to IFRS 16 inception
Office
Disclosure Of Significant Accounting Policies [Line Items]
Lease liabilities		$ 557,000
Deferred Share Units
Disclosure Of Significant Accounting Policies [Line Items]
Share based payment arrangement other equity instruments conversion ratio	1
Restricted Share Units
Disclosure Of Significant Accounting Policies [Line Items]
Share based payment arrangement other equity instruments conversion ratio	1
Share based payment arrangement vesting period	3 years